Supplement dated September 10, 2020
to the Statement of Additional Information (the “SAI”), dated May 1, 2020, as supplemented, for the following funds:
Fund
Columbia Acorn Trust
Columbia Acorn European FundSM
Columbia Acorn International SelectSM
Effective immediately, the SAI is hereby supplemented to reflect that, as of July 31, 2020, the ownership of Stephen Kusmierczak, Co-President of Columbia Acorn Trust (the “Trust”), Co-Portfolio Manager of Columbia Acorn International Select and Portfolio Manager of Columbia Acorn European Fund, in the Trust's series is as follows:
Portfolio Manager	Fund	Dollar Range of Equity Securities in the Fund Beneficially Owned
Stephen Kusmierczak	Columbia Acorn Fund	$500,001 - $1,000,000
	Columbia Acorn International	over $1 million
	Columbia Acorn European Fund	over $1 million
	Columbia Thermostat Fund	$1 - $10,000
	Columbia Acorn International Select	over $1 million
The rest of the section remains the same.
Shareholders should retain this Supplement for future reference.
SUP900_00_018_(09/20)